                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets Investment Management, LLC
Address: 11455 El Camino Real
         Suite 200
         San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ernest S. Rady
Title: Chief Investment Officer
Phone: 858-350-2600

Signature, Place, and Date of Signing:


/s/  Ernest S. Rady                     San Diego, CA   11/12/2009
-------------------------------------   -------------   ----------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:           56
Form 13F Information Table Value Total:      $69,853
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----

                           Form 13-F Information Table
                            as of September 30, 2009

                                                                                                    VOTING AUTHORITY
                                   TITLE              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ---------------------
         NAME OF ISSUER          OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------------- -------- --------- -------- --------- --- ---- ------- -------- --------- ------ ----
ABBOTT LABORATORIES              com      002824100    2,474    50,000 SH       sole    com         50,000
AMBAC FINANCIAL GROUP INC        com      023139108       73    43,300 SH       sole    com         43,300
AMERICAN ELEC PWR INC            com      025537101      924    29,800 SH       sole    com         29,800
AMERICAN EXPRESS COMPANY         com      025816109      698    20,600 SH       sole    com         20,600
AMERISOURCEBERGEN CORP           com      03073E105      739    33,000 SH       sole    com         33,000
BANK OF AMERICA CORP             com      060505104    8,291   490,000 SH       sole    com        490,000
BANK OF NEW YORK MELLON CORP COM com      064058100    1,615    55,700 SH       sole    com         55,700
BAXTER INTERNATIONAL INC         com      071813109      570    10,000 SH       sole    com         10,000
BERKSHIRE HATHAWAY               com      084670207       17         5 SH       sole    com              5
BP P L C SPONSORED ADR (FRM BP
   AMOCO PLC)                    adr      055622104    5,270    99,000 SH       sole    adr         99,000
CAPITAL ONE FINANCIAL CORP       com      14040h105      754    21,100 SH       sole    com         21,100
CARDINAL HEALTH INC              com      14149y108      801    29,891 SH       sole    com         29,891
CAREFUSION CORP                  com      14170T101      326    14,945 SH       sole    com         14,945
CEPHALON INC                     com      156708109      466     8,000 SH       sole    com          8,000
CHESAPEAKE ENERGY CORP           com      165167107      568    20,000 SH       sole    com         20,000
CHEVRON CORPORATION              com      166764100    2,254    32,000 SH       sole    com         32,000
CINCINNATI FINANCIAL CORP        com      172062101      884    34,025 SH       sole    com         34,025
CITI GROUP INC.                  com      172967101      232    48,000 SH       sole    com         48,000
COCA COLA CO                     com      191216100    1,611    30,000 SH       sole    com         30,000
CONOCOPHILLIPS                   com      20825C104    1,942    43,000 SH       sole    com         43,000
CORUS BANKSHARES                 com      220873103        -     5,000 SH       sole    com          5,000
COVIDIEN PLC                     com      G2554F105    1,514    35,000 SH       sole    com         35,000
DOW CHEMICAL CO.                 com      260543103      365    14,000 SH       sole    com         14,000
DUKE ENERGY                      com      264399106      787    50,000 SH       sole    com         50,000
EXXON MOBIL CORP                 com      30231G102      686    10,000 SH       sole    com         10,000
ENDO PHARMACEUTICALS INC         com      29264F205      679    30,000 SH       sole    com         30,000
FLIR SYS INC                     com      302445101      559    20,000 SH       sole    com         20,000
GEN-PROBE INC NEW                com      36866T103      414    10,000 SH       sole    com         10,000

GENERAL ELECTRIC CO              com      369604103    4,461   271,700 SH       sole    com        271,700
HARTFORD FINANCIAL SERVICES
   GROUP INC                     com      416515104    2,730   103,000 SH       sole    com        103,000
HOME DEPOT                       com      437076102      266    10,000 SH       sole    com         10,000
HOST HOTELS & RESORTS INC        com      44107P104      406    34,487 SH       sole    com         34,487
IMPERIAL CAP BANCORP INC         com      452680101        4    10,000 SH       sole    com         10,000
ISTAR FINL INC                   com      45031u101       30    10,000 SH       sole    com         10,000
KING PHARMACEUTICALS INC         com      495582108      539    50,000 SH       sole    com         50,000
MACERICH CO                      com      554382101    3,014    99,373 SH       sole    com         99,373
MBIA INC                         com      55262C100      155    20,000 SH       sole    com         20,000
MCKESSON CORP                    com      58155Q103    1,167    19,600 SH       sole    com         19,600
MERCK & CO                       com      589331107      791    25,000 SH       sole    com         25,000
MGM MIRAGE COM                   com      552953101       78     6,500 SH       sole    com          6,500
MORGAN STANLEY                   com      617446448    2,995    97,000 SH       sole    com         97,000
MORTONS RESTAURANT               com      619430101      912   214,002 SH       sole    com        214,002
MYRIAD GENETICS                  com      62855J104      630    23,000 SH       sole    com         23,000
OMNICARE INC                     com      681904108      450    20,000 SH       sole    com         20,000
ONEOK PARTNERS LP                com      68268N103      466     8,800 SH       sole    com          8,800
OVERSEAS SHIPHOLDING GROUP INC   com      690368105    5,269   141,000 SH       sole    com        141,000
PEPSICO INC                      com      713448108    1,173    20,000 SH       sole    com         20,000
PFIZER INC                       com      717081103      497    30,000 SH       sole    com         30,000
PINNACLE WEST CAPITAL            com      72384101     1,115    33,973 SH       sole    com         33,973
ROYAL DUTCH SHELL PLC SPONSORED
   ADR REPSTG                    adr      780259206    1,144    20,000 SH       sole    adr         20,000
SANDRIDGE ENERGY INC             com      80007P307      778    50,000 SH       sole    com         50,000
STARWOOD HOTELS                  com      85590A203    1,321    40,000 SH       sole    com         40,000
STRYKER CORP                     com      863667101      909    20,000 SH       sole    com         20,000
TRANSATLANTIC HLDGS INC          com      893521104      201     4,000 SH       sole    com          4,000
WALGREEN CO                      com      931422109      749    20,000 SH       sole    com         20,000
WELLS FARGO & CO                 com      949746101    2,090    74,162 SH       sole    com         74,162
TOTAL                            56                   69,853 2,780,963                           2,780,963